Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-43098
Entity Registrant Name	AgomAb Therapeutics NV
Entity Incorporation, State or Country Code	C9
Entity Address, Address Line One	Posthoflei 1/6
Entity Address, Postal Zip Code	2600
Entity Address, City or Town	Antwerpen
Entity Address, Country	BE
Title of 12(b) Security	American Depositary Shares, each representing one common share, no nominal value per share
Trading Symbol	AGMB
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding	34,167,168
Entity Central Index Key	0002020932
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Didier Delanoye
Auditor Location	Diegem, Belgium
Auditor Firm ID	1350
Business Contact
Document and Entity Information
Entity Address, Address Line One	Posthoflei 1/6
Entity Address, Postal Zip Code	2600
Entity Address, City or Town	Antwerpen
Entity Address, Country	BE
Contact Personnel Name	Tim Knotnerus
Contact Personnel Email Address	info@agomab.com
Country Region	32
City Area Code	3
Local Phone Number	318 91 70